Operating Leases - Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Operating Lease Liability Maturity Abstract
2025	$ 882	$ 1,167
2026	1,345	1,333
2027	1,046	1,046
2028	1,041	1,042
Thereafter	0	0
Total lease payments	4,314	4,588
Less: imputed interest	(792)	(886)
Present value of total lease payments	3,522	3,702
Less: current portion	(875)	(839)	$ (692)
Long-term lease liabilities	$ 2,647	$ 2,863	$ 3,720